Document and Entity Information	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Entity Registrant Name	MEMBERS Life Insurance Co
Entity Central Index Key	0001562577
Document Type	S-1/A
Document Period End Date	Jun. 30, 2019
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Calculation of Registration Fee Title of each class of securities to be registered Amount to be registered Proposed maximum offering price per unit Proposed maximum aggregate offering price Amount of registration fee Single Premium Deferred Index Annuity Contract * * $750,000,000 $90,900(1) * The maximum aggregate offering price is estimated solely for the purposes of determining the registration fee. The amount to be registered and the proposed maximum offering price per unit are not applicable since these securities are not issued in predetermined amounts or units. (1) $90,900 was previously paid with the initial Form S-1 registration statement filed with the Securities and Exchange Commission on December 19, 2018.